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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2002

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	Nov 1, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table value Total:	$12,298
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORPORATION             COM              021441100      113 13000.000SH       SOLE                 8000.000          5000.000
AMERICREDIT CORP COM           COM              03060R101       92 11445.000SH       SOLE                 5000.000          6445.000
ANDRX GROUP COM                COM                             261 11790.000SH       SOLE                                  11790.000
CACI INTL INC CL A             COM                             273 7705.000 SH       SOLE                                   7705.000
CAPITAL ONE FINL CORP COM      COM              14040H105      405 11585.000SH       SOLE                 4300.000          7285.000
CHICOS FAS INC COM             COM                             263 16488.000SH       SOLE                 5000.000         11488.000
CISCO SYSTEM INC               COM              17275R102     1902 181519.000SH      SOLE                15000.000        166519.000
CITIGROUP INC                  COM              173034109      263 8881.226 SH       SOLE                 1500.000          7381.226
CONCORD EFS INC                COM                             252 15860.000SH       SOLE                 3000.000         12860.000
E M C CORP MASS                COM              268648102      440 96262.000SH       SOLE                10000.000         86262.000
FOREST LABS INC COM            COM                             788 9610.000 SH       SOLE                 1100.000          8510.000
GENERAL ELECTRIC CO            COM              369604103      550 22297.805SH       SOLE                                  22297.805
HARLEY DAVIDSON                COM              412822108      236 5070.000 SH       SOLE                                   5070.000
INTEL CORP                     COM              458140100      884 63613.000SH       SOLE                 7000.000         56613.000
JDS UNIPHASE CORPORATION       COM              46612J101      109 55982.000SH       SOLE                14960.000         41022.000
JOHNSON & JOHNSON              COM              478160104      216 3988.000 SH       SOLE                 1200.000          2788.000
KOHLS CORP                     COM              500255104      513 8433.000 SH       SOLE                                   8433.000
LUCENT TECHNOLOGIES INC        COM              549463107       18 23661.750SH       SOLE                                  23661.750
MBNA                           COM              55262L100      258 14018.077SH       SOLE                 7500.000          6518.077
MICROSOFT CP WASH              COM              594918104      494 11295.000SH       SOLE                                  11295.000
NAUTILUS GROUP INC COM         COM              63910B102      258 13210.000SH       SOLE                 2400.000         10810.000
NETWORK APPLIANCE              COM              64120l104      306 41705.000SH       SOLE                10000.000         31705.000
NOKIA CORP SPON ADR            COM              654902204      408 30810.000SH       SOLE                 7700.000         23110.000
NORTEL NETWORKS CORP HLDG CO   COM              656568102        5 10078.000SH       SOLE                 4000.000          6078.000
NVIDIA CORP                    COM                             109 12690.000SH       SOLE                                  12690.000
PFIZER                         COM              717081103      249 8597.198 SH       SOLE                                   8597.198
PMC SIERRA INC                 COM              69344F106       76 19471.000SH       SOLE                 3055.000         16416.000
QLOGIC CORP                    COM              747277101      415 15930.000SH       SOLE                 3700.000         12230.000
QUEST DIAGNOSTICS INC          COM              74834L100      609 9890.000 SH       SOLE                 3200.000          6690.000
RELIANCE GROUP HLDGS INC       COM              759464100        0 200000.000SH      SOLE                                 200000.000
SANMINA CORP                   COM              800907107       66 23725.000SH       SOLE                 4000.000         19725.000
SCHWAB CHARLS CP NEW           COM              808513105      136 15622.000SH       SOLE                                  15622.000
SEI INVESTMENTS                COM              784117103      452 18930.000SH       SOLE                 5000.000         13930.000
SOLECTRON                      COM              834182107       78 37142.000SH       SOLE                 5000.000         32142.000
SUN MICROSYSTEMS               COM              866810104      248 95858.000SH       SOLE                15000.000         80858.000
TEXAS INSTRUMENTS  INC         COM              882508104      318 21522.500SH       SOLE                 6500.000         15022.500
VITESSE SEMICONDUCTOR CP       COM              928497106       21 31368.000SH       SOLE                 6300.000         25068.000
WALGREEN COMPANY               COM              931422109      217 7044.907 SH       SOLE                 2000.000          5044.907
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